UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

Item 1. Reports to Stockholders.

OUTFITTER FUND

SEMI-ANNUAL REPORT
July 31, 2014

OUTFITTER FUND (Unaudited)

PERFORMANCE INFORMATION

July 31, 2014 NAV $12.16

TOTAL RETURNS (%) AS OF JULY 31, 2014.

		Since
	1 Year(A)	Inception(A)
Outfitter Fund	7.65%	9.32%
S&P 500 Index (B)	16.94%	19.28%
Barclays Aggregate Bond Index(C)	3.97%	1.94%

Annual Fund Operating Expense Ratio (from Prospectus dated 6/1/14): Gross - 1.20%, Net - 0.95%

The Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s current financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund, and (b) the Annual Operating Expense Ratio was reported based on the contractual waiver of Services Agreement fees and Management Agreement fees which went effective June 1, 2014 and will extend through May 31, 2015. For information regarding the contractual waivers of the Services Agreement fees and Management Agreement fees for the six month period ended July 31, 2014, please see Note 4 in the Notes to Financial Statements.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Outfitter Fund was February 1, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-450-4517.

2014 Semi-Annual Report 1

OUTFITTER FUND

                                                 OUTFITTER FUND
                                                      by Security Type
                                          (as a percentage of Net Assets)
                                                          (Unaudited)

              * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Outfitter Financial Corp., the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.outfitterfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-450-4517). This information is also available on the SEC’s website at http://www.sec.gov.

2014 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2014
	February 1, 2014	July 31, 2014	to July 31, 2014

Actual	$1,000.00	$1,054.64	$4.79

Hypothetical	$1,000.00	$1,020.13	$4.71
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2014 Semi-Annual Report 3

Outfitter Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS

Consumer Discretionary
11,000	Gannett Co., Inc.	$359,920
2,100	PetSmart, Inc.	143,094
Total for Consumer Discretionary		503,014	2.55%

Consumer Staples
2,650	Annie’s, Inc. *	77,327
8,000	Boulder Brands, Inc. *	90,800
4,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar **	197,702
7,280	Compañía Cervecerías Unidas S.A. **	164,237
2,200	Natural Grocers by Vitamin Cottage, Inc. *	49,896
4,500	The Procter & Gamble Company	347,940
10,000	Unilever N.V. **	411,300
Total for Consumer Staples		1,339,202	6.79%

Energy
16,000	Bellatrix Exploration Limited * (Canada)	118,560
3,600	Golar LNG Limited (Bermuda)	221,796
2,900	Hess Corporation	287,042
4,200	Natural Gas Services Group, Inc. *	131,040
2,500	Schlumberger Limited	270,975
6,000	Synergy Resources Corporation *	63,120
Total for Energy		1,092,533	5.54%

Financials
3,000	Allianz SE * (Germany)	50,025
2,800	Berkshire Hathaway Inc. Class B *	351,204
6,000	CBOE Holdings, Inc.	290,820
2,250	CME Group Inc.	166,365
5,900	Lincoln National Corporation	309,101
7,000	Republic Bancorp, Inc. Class A	162,820
4,500	Royal Bank of Canada (Canada)	332,145
14,000	Susquehanna Bancshares, Inc.	142,520
3,750	T. Rowe Price Group, Inc.	291,225
Total for Financials		2,096,225	10.63%

Health Care
4,000	Accuray Incorporated *	31,480
1,000	Biogen Idec Inc. *	334,390
6,500	H. Lundbeck A/S * **	148,590
3,600	Merck & Co., Inc.	204,264
1,500	Myriad Genetics, Inc. *	54,150
4,000	NxStage Medical, Inc. *	53,400
19,000	Sequenom, Inc. *	71,250
Total for Health Care		897,524	4.55%

Industrials
3,000	Chart Industries, Inc. *	228,150
3,200	Deere & Company	272,352
2,000	FedEx Corporation	293,760
2,400	General Dynamics Corporation	280,248
25,000	General Electric Company	628,750
4,000	MYR Group Inc. *	99,240
1,000	Westport Innovations Inc. *	17,240
Total for Industrials		1,819,740	9.23%

* Non-Income Producing Securities. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 4

Outfitter Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Information Technology
11,000	Applied Materials, Inc.	$230,560
2,000	comScore, Inc. *	72,380
1,600	Control4 Corporation *	26,896
1,200	FireEye, Inc. *	42,600
200	Google Inc. - Class A *	115,910
100	Google Inc. - Class C *	57,160
15,000	KVH Industries, Inc. *	195,150
8,000	Texas Instruments Incorporated	370,000
Total for Information Technology		1,110,656	5.63%

Materials
5,500	E. I. du Pont de Nemours and Company	353,705
1,600	Monsanto Company	180,944
10,500	Potash Corporation of Saskatchewan Inc. (Canada)	372,645
4,400	The Valspar Corporation	330,220
Total for Materials		1,237,514	6.28%

Telecommunication Services
4,400	Consolidated Communications Holdings, Inc.	98,472
7,000	Verizon Communications Inc.	352,940
Total for Telecommunication Services		451,412	2.29%

Utilities
6,500	Dominion Resources, Inc.	439,660
Total for Utilities		439,660	2.24%

Total for Common Stocks (Cost $8,690,378)		10,987,480	55.73%

CORPORATE BONDS
474,000	Belo Corp. 7.25% 9/15/2027	509,550
250,000	Bill Barrett Corporation 7.625% 10/1/2019	263,125
300,000	Citigroup Inc. 5.5% 2/15/2017	328,603
300,000	Computer Sciences Corp. 6.50% 3/15/2018	343,283
504,000	Expedia, Inc. 5.95% 8/15/2020	567,759
350,000	Ford Motor Credit Company LLC 4.25% 2/3/2017	373,442
70,000	Gannett Co., Inc. 6.375% 9/1/2015	73,150
237,000	Gannett Co., Inc. 7.125% 9/1/2018	246,184
475,000	General Electric Cap Corp. 5.3% 2/11/2021	541,763
250,000	Goldman Sachs 3.625% 2/7/2017	259,942
200,000	Goldman Sachs 5.75% 1/24/2022	229,549
300,000	Hewlett-Packard Company 3.30% 12/9/2016	314,175
400,000	John Deere Capital Corporation 2.80% 3/4/2021	402,127
290,000	Microsoft Corp 4.5% 10/1/2040	302,207
64,000	The New York Times Company 5% 3/15/2015	65,280
308,000	Plains Exploration & Production, 6.5% 11/15/2020	341,880
475,000	Tyson Foods, Inc. 4.5% 6/15/2022	499,812
490,000	Wal-Mart Stores, Inc. 5.25% 9/1/2035	565,054
400,000	Whiting Petroleum Corp. 5% 3/15/2019	419,000
Total for Corporate Bonds (Cost $6,549,924)		6,645,885	33.71%

PREFERRED STOCK
3,000	Genie Energy Ltd. 7.5% Series 12-A Preferred	22,500
Total for Preferred Stock (Cost $21,670)		22,500	0.11%

REAL ESTATE INVESTMENT TRUSTS
10,000	Two Harbors Investment Corp.	102,300
5,500	Washington Real Estate Investment Trust	149,160
Total for Real Estate Investment Trusts (Cost $243,309)		251,460	1.28%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Outfitter Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
MUNICIPAL BONDS
30,000	Cook County Illinois School District No.035 Refunding	$33,087
	Taxable Series A 5.125% 12/1/2020
100,000	Fort Lauderdale Florida Special Obligation Pension Funding	101,439
	Taxable Bonds 3.574% 1/1/2023
150,000	Maryland State Economic Development Corporation Refunding	148,434
	Aviation Administration Taxable Bonds 2.5% 6/1/2021
45,000	Massachusetts State Housing Finance Agency Taxable	48,478
	Series D 4.782% 12/1/2020
50,000	North Carolina Housing Finance Agency Revenue Refunding	50,460
	Taxable Series 33 3.363% 1/1/2022
40,000	Oakland California Pension Obligation Taxable Bonds	27,280
	0.0% 12/15/2022 * ***
50,000	Virginia State Housing Development Authority Taxable Rental	51,304
	Housing Series E 3.754% 3/1/2021
Total for Municipal Bonds (Cost $465,582)		460,482	2.34%

MONEY MARKET FUNDS
615,899	Fidelity Money Market Portfolio Select Class 0.05% ****	615,899
615,899	Invesco Short-Term Investment Trust Liquid Asset Portfolio
	Institutional Class 0.06% ****	615,899
Total for Money Market Funds (Cost $1,231,798)		1,231,798	6.25%
Total Investment Securities		19,599,605	99.42%
	(Cost $17,202,661)
Other Assets In Excess of Liabilities		114,395	0.58%
Net Assets		$19,714,000	100.00%

* Non-Income Producing Securities.
*** Zero coupon bond; Interest rate reflects effective yield on the date of purchase.
**** Variable Rate Security; The Yield Rate shown represents the 7-day yield at July 31, 2014.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Outfitter Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2014

Assets:
Investment Securities at Fair Value	$19,599,605
(Cost $17,202,661)
Cash	100
Interest Receivable	117,754
Dividends Receivable	21,923
Receivable for Securities Sold	20,880
Total Assets	19,760,262
Liabilities:
Payable for Securities Purchased	30,414
Due to Advisor	15,848
Total Liabilities	46,262
Net Assets	$19,714,000

Net Assets Consist of:
Paid In Capital	$17,151,775
Accumulated Undistributed Net Investment Income	174,236
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	(8,955)
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	2,396,944
Net Assets, for 1,621,185 Shares Outstanding	$19,714,000
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price Per Share
($19,714,000/1,621,185 shares)	$12.16
Redemption Price ($12.16 x 0.98) (Note 2)	$11.92

Statement of Operations (Unaudited)
For the six months ended July 31, 2014

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $5,540)	$118,310
Interest	127,935
Total Investment Income	246,245
Expenses:
Management Fees (Note 4)	88,831
Service Fees (Note 4)	22,442
Total Expenses	111,273
Less: Expenses Waived (Note 4)	(23,377)
Net Expenses	87,896

Net Investment Income/(Loss)	158,349

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	85,381
Net Change in Unrealized Appreciation/(Depreciation) on Investments	732,314
Net Realized and Unrealized Gain/(Loss) on Investments	817,695

Net Increase/(Decrease) in Net Assets from Operations	$976,044

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

Outfitter Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2014	2/1/2013
	to	to
	7/31/2014	1/31/2014
From Operations:
Net Investment Income/(Loss)	$158,349	$275,812
Net Realized Gain/(Loss) on Investments	85,381	9,811
Change in Net Unrealized Appreciation/(Depreciation)	732,314	1,105,748
Increase/(Decrease) in Net Assets from Operations	976,044	1,391,371
From Distributions to Shareholders:
Net Investment Income	-	(272,192)
Net Realized Gain from Security Transactions	-	(68,388)
Change in Net Assets from Distributions	-	(340,580)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,411,490	1,862,901
Proceeds From Redemption Fees (Note 2)	-	-
Shares Issued on Reinvestment of Dividends	-	340,581
Cost of Shares Redeemed	(166,284)	(252,602)
Net Increase/(Decrease) from Shareholder Activity	1,245,206	1,950,880
Net Increase/(Decrease) in Net Assets	2,221,250	3,001,671
Net Assets at Beginning of Period	17,492,750	14,491,079
Net Assets at End of Period (Including Accumulated Net Investment
Income of $174,236 and $15,887, respectively)	$19,714,000	$17,492,750
Share Transactions:
Issued	117,385	162,095
Reinvested	-	29,035
Redeemed	(13,954)	(22,674)
Net Increase in Shares	103,431	168,456
Shares Outstanding Beginning of Period	1,517,754	1,349,298
Shares Outstanding End of Period	1,621,185	1,517,754

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 8

Outfitter Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2014		2/1/2013	2/1/2012*
	to		to	to
	7/31/2014		1/31/2014	1/31/2013
Net Asset Value -
Beginning of Period	$11.53		$10.74	$10.00
Net Investment Income/(Loss) (a)	0.10		0.20	0.18
Net Gain/(Loss) on Securities
(Realized and Unrealized) (b)	0.53		0.83	0.64
Total from Investment Operations	0.63		1.03	0.82
Distributions (From Net Investment Income)	-		(0.19)	(0.08)
Distributions (From Realized Capital Gains)	-		(0.05)	-
Total Distributions	-		(0.24)	(0.08)
Proceeds from Redemption Fee (Note 2)	-		-	-	+
Net Asset Value -
End of Period	$12.16		$11.53	$10.74
Total Return(c)	5.46%	**	9.49%	8.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$19,714		$17,493	$14,491
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.19%	***	1.19%	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets (d)	1.44%	***	1.44%	1.39%
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.94%	***	0.91%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets (d)	1.69%	***	1.72%	1.71%
Portfolio Turnover Rate	9.40%	**	20.61%	14.65%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on investment in the Fund assuming reinvestment of dividends and distributions.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
OUTFITTER FUND
July 31, 2014
(Unaudited)

1.)ORGANIZATION:
Outfitter Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2014, there were nine series authorized by the Trust. The Fund commenced operations on February 1, 2012. The investment advisor to the Fund is Outfitter Financial Corp. (the “Advisor”). The Fund seeks long-term capital appreciation as its primary objective, and investment income as the secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2014, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2014, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2014 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (including common stocks, preferred stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be

2014 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities (including corporate bonds and municipal bonds). Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,987,480	$ 0	$0	$10,987,480
Corporate Bonds	0	6,645,885	0	6,645,885
Preferred Stock	22,500	0	0	22,500
Real Estate Investment Trusts	251,460	0	0	251,460
Municipal Bonds	0	460,482	0	460,482
Money Market Funds	1,231,798	0	0	1,231,798
Total	$12,493,238	$ 7,106,367	$0	$19,599,605

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2014. There were no transfers into or out of the levels during the six month period ended July 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2014.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Advisor provides management services to the Fund pursuant to the Management Agreement (“Agreement”). The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 0.95% of the average daily net assets of the Fund.

2014 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Additionally, the Advisor provides other services to the Fund pursuant to the Services Agreement (“Services Agreement”). Under the Services Agreement the Advisor receives an additional fee of 0.24% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, and extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers.

Effective June 1, 2014, the Adviser has contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.94% of its average daily net assets. This wavier will extend through May 31, 2015. This arrangement may not be terminated by the Advisor prior to the end of the terms described in this footnote. Prior to June 1, 2014, the Advisor had contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.94% of its average daily net assets for that period. Such waivers have no provision for recoupment by the Advisor.

For the six month period ended July 31, 2014, the Advisor earned management fees totaling $88,831 and service fees totaling $22,442. For the same period the Advisor waived service fees and management fees totaling $23,377. As a result of the advisory fees and services fees, net of the waiver noted above, as of July 31, 2014, the Fund owed the Advisor $15,848.

5.) RELATED PARTY TRANSACTIONS:
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $500 in Trustee fees for the six month period ended July 31, 2014.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at July 31, 2014 was $17,151,775 representing 1,621,185 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,738,194 and $1,670,866, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2014 was $17,202,661. At July 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,640,613	($243,669)	$2,396,944

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2014, RBC Capital Markets Corp. located at 60 South Sixth Street, Minneapolis, Minnesota 55402, for the benefit of its clients, held, in aggregate, 76.10% of the shares of the Fund. An underlying account of RBC Capital Markets Corp. is held in the name of Wayne Laufer Revocable Trust, 4989 Joewood Drive, Sanibel, Florida 33957 - as of July 31, 2014, this underlying account held (indirectly) 40.94% of the shares of the Fund. Other than the aforementioned underlying account, the Trust does not know whether any other underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

2014 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2014. For the fiscal year ended January 31, 2014, there was a distribution from ordinary income of $0.18595 per share, long term capital gains of $0.01879 per share and short term capital gains of $0.02793 per share paid on December 26, 2013 to the shareholders of record on December 24, 2013.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2014	January 31, 2014
Ordinary Income .	$ -0-	$ 313,076
Long-Term Capital Gain	-0-	27,504
	$ -0-	$ 340,580

11.) PRINCIPAL RISKS
The Fund may invest in a variety of securities described in its prospectus, including municipal securities. With respect to investments in municipal securities, the Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of the Fund's portfolio, the greater its interest rate risk. A more indepth discussion of the Fund's principal investment strategies and risks is contained in the Fund's prospectus, which investors may obtain free of charge by contacting the Fund.

2014 Semi-Annual Report 14

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence

Investment Advisor
Outfitter Financial Corp.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Outfitter
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

OUTFITTER FUND
1497 Chain Bridge Road
McLean, VA 22101

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 10/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 10/1/14

By: Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 10/1/14